Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Tax benefit related to change in unrecognized pension and postretirement liability benefit costs	$ 732	$ (3,060)
Reclassification of debt to equity, tax effect	$ 1,086